Note 9 - Equipment	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
9.	Equipment:

	Furniture and office equipment	Computer equipment	Laboratory equipment	Production equipment	Total
	$	$	$	$	$

Cost:
Balance at February 29, 2016	59	3	336	-	398
Additions for the twelve-month period (Unaudited)	-	8	186	2,484	2,678
Balance at February 28, 2017 (Unaudited)	59	11	522	2,484	3,076
Additions for the one-month period (Unaudited)	-	-	-	43	43
Additions for the thirteen-month period	-	8	186	2,527	2,721
Balance at March 31, 2017	59	11	522	2,527	3,119
Additions	4	6	192	181	383
Balance at March 31, 2018	63	17	714	2,708	3,502
Additions	5	13	219	260	497
Balance at March 31, 2019	68	30	933	2,968	3,999

Accumulated depreciation:
Balance at February 29, 2016	52	3	56	-	111
Depreciation for the twelve-month period (Unaudited)	7	1	129	52	189
Balance at February 28, 2017 (Unaudited)	59	4	185	52	300
Depreciation for the one-month period (Unaudited)	-	-	11	21	32
Depreciation for thirteen-month period	7	1	140	73	221
Balance at March 31, 2017	59	4	196	73	332
Depreciation	-	3	107	239	349
Balance at March 31, 2018	59	7	303	312	681
Depreciation	1	7	180	317	505
Balance at March 31, 2019	60	14	483	629	1,186

Net carrying amounts:
March 31, 2018	4	10	411	2,396	2,821
March 31, 2019	8	16	450	2,339	2,813

Depreciation expense for the periods end
March 31, 2019
and
2018,
the
thirteen
-month and
one
-month periods ended
March 31, 2017
and
twelve
-month period ended
February
28,

2017
has been recorded in “research and development expenses” in the statements of earnings and comprehensive loss.